FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Derivative Contracts
	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 2	2 0 1 1	2 0 1 2	2 0 1 1

Derivatives designated as hedging instruments in cash flow hedge	$449	$-	$-	$402

Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
Balance at December 31,2011	$(402)
Amount of loss recognized in OCI	735
Amount of gain reclassified from OCI to income	116
Balance at December 31,2012	$449

Impact of Derivative Instruments on Total Operating Expenses
Year ended December 31,
	2 0 1 2	2 0 1 1	2 0 1 0

Gain (loss) on derivative instruments	$(116)	$496	$113